Debt - Schedule of long-term debt instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Total debt, gross	$ 740,791	$ 453,608
Deferred finance charges	(15,340)	(14,112)
Total debt, net of deferred finance charges	725,451	439,496
Sale and leaseback facility | Vessel financing (Mount Norefjell)
Debt Instrument [Line Items]
Total debt, gross	60,045	61,297
Sale and leaseback facility | Vessel financing (Mount Ita)
Debt Instrument [Line Items]
Total debt, gross	60,050	61,302
Sale and leaseback facility | Vessel financing (Mount Etna)
Debt Instrument [Line Items]
Total debt, gross	60,610	61,812
Sale and leaseback facility | Vessel financing (Mount Blanc)
Debt Instrument [Line Items]
Total debt, gross	60,458	61,681
Sale and leaseback facility | Vessel financing (Mount Matterhorn)
Debt Instrument [Line Items]
Total debt, gross	61,518	62,509
Sale and leaseback facility | Vessel financing (Mount Neblina)
Debt Instrument [Line Items]
Total debt, gross	61,535	62,509
Sale and leaseback facility | Vessel financing (Mount Hua)
Debt Instrument [Line Items]
Total debt, gross	62,525	13,683
Sale and leaseback facility | Vessel financing (Mount Bandeira)
Debt Instrument [Line Items]
Total debt, gross	62,525	13,683
Sale and leaseback facility | Vessel financing (Mount Elbrus)
Debt Instrument [Line Items]
Total debt, gross	62,525	13,783
Sale and leaseback facility | Vessel financing (Mount Denali)
Debt Instrument [Line Items]
Total debt, gross	63,000	13,783
Sale and leaseback facility | Vessel financing (Mount Aconcagua)
Debt Instrument [Line Items]
Total debt, gross	63,000	13,783
Sale and leaseback facility | Vessel financing (Mount Emai)
Debt Instrument [Line Items]
Total debt, gross	$ 63,000	$ 13,783